Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Income Statement [Abstract]
Revenue	$ 1,190,616	$ 774,805
Cost of revenue	952,228	503,116
Gross profit	238,388	271,689
Operating expenses:
Selling and marketing expenses	41,171	31,663
General and administrative expenses	4,814,868	1,382,015
Total operating expenses	4,856,039	1,413,678
Loss from operation	(4,617,651)	(1,141,989)
Other income/(expense)
Interest expense	(1,005,498)	(25,659)
Other income	66,522	2,623
Total other income/(expense)	(938,976)	(23,036)
Loss from operation before income taxes	(5,556,627)	(1,165,025)
Income tax expenses
Net loss	(5,556,627)	(1,165,025)
Less: Net loss attributable to non-controlling interests	324,750	80,139
Net loss attributable to equity holders of the Company	(5,231,877)	(1,084,886)
Other comprehensive income:
Foreign currency translation adjustment	87,731	21,043
Total comprehensive loss	(5,144,146)	(1,063,843)
Less: net comprehensive income attributable to non-controlling interests	27,547	1,971
Net comprehensive loss attributable to equity holders of the Company	$ (5,116,599)	$ (1,061,872)
Net loss attributable to equity holders of the Company per common share:
Basic and diluted	$ (0.08)	$ (0.37)
Weighted average number of common shares outstanding:
Basic and diluted	62,181,538	2,970,000